Loans, net - Additional information (Detail) - PEN (S/)	6 Months Ended
	Apr. 30, 2023	Apr. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Loans refinanced			S/ 192,045,000	S/ 114,747,000
DirectLoans			5,048,978,000	6,266,601,000
Loan held for managing liquidity risk			5,048,978,000	6,266,601,000	S/ 12,663,960,000,000
Loans and receivables			45,502,998,000	43,005,583,000
Borrowings			7,906,303,000	8,389,672,000
National Currency [Member]
Disclosure of financial assets [line items]
Maximum interest rate percentage		83.64%
Foreign currency [Member]
Disclosure of financial assets [line items]
Maximum interest rate percentage		66.08%
Event After Reporting Period [Member] | National Currency [Member]
Disclosure of financial assets [line items]
Maximum interest rate percentage	87.91%
Event After Reporting Period [Member] | Foreign currency [Member]
Disclosure of financial assets [line items]
Maximum interest rate percentage	68.27%
Reactiva Peru Program [Member]
Disclosure of financial assets [line items]
Loan held for managing liquidity risk			133,046,000	2,012,855,000
Borrowings			1,473,770,000	1,974,180,000
Loans [Member] | securities [Member]
Disclosure of financial assets [line items]
Loans and receivables			1,909,375,000	4,389,903,000
Credit card [Member] | Non revolving consumer loans [Member]
Disclosure of financial assets [line items]
Loans and receivables			S/ 3,225,874,000	S/ 2,536,448,000